Description of business (Details Textual) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Jan. 03, 2017	Jan. 26, 2018	Jun. 30, 2018
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%
Preferred Stock, Dividend Rate, Percentage		8.75%
Joint Ventures Ownership Percentage			50.00%
Maximum Offering Amount		$ 120
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Dividend Rate, Percentage		8.75%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term			10 years
Lease Expiration Term			10 years
Lease Initial Term			20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term			15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term			10 years